UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2009
                                              -----------------------------

Check here if Amendment [  ]: Amendment Number: __________________________

       This Amendment (Check only one):    [ ] is a restatement
                                           [ ] adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:              Algebris Investments (UK) LLP
                   -----------------------------
Address:           7 Clifford Street
                   ----------------------
                   London, W1S 2WE, United Kingdom
                   -------------------------------

Form 13F File Number:     028-12922
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Angus Milne
     ---------------------------
Title:        Head of Compliance
     ---------------------------
Phone:        +44 20 7440 2330
     ---------------------------

Signature, Place and Date of Signing:

    /s/ Angus Milne          London, United Kingdom          February 16, 2010
--------------------------------------------------------------------------------
      [Signature]                 [City, State]                    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0
                                              ----------------------
Form 13F Information Table Entry Total:                 13
                                              ----------------------
Form 13F Information Table Value Total:              $340,105
                                              ----------------------
                                                  (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                    ALGEBRIS INVESTMENTS (UK) LLP
                                                               FORM 13F
                                                   Quarter Ended December 31, 2009

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                               CLASS                      VALUE       SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
                               -----                      ------      -------   ---  ----  ----------   -----    -------------------
NAME OF ISSUER                 TITLE          CUSIP      (X$1,000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
--------------                 -----          -----      ---------    -------   ---  ----  ----------  --------   ----  ------  ----
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION  UNIT 99/99/9999  060505419   149,200    10,000,000 SH            SOLE             10,000,000
LINCOLN NATL CORP IND        COM              534187109    15,410       619,363 SH            SOLE                619,363
M & T BK CORP                COM              55261F104     4,348        65,000 SH            SOLE                 65,000
MOODYS CORP                  COM              615369105    48,240     1,800,000 SH   PUT      SOLE              1,800,000
POPULAR INC                  COM              733174106    24,240    10,725,506 SH            SOLE             10,725,506
PROTECTIVE LIFE CORP         COM              743674103    14,776       892,800 SH            SOLE                892,800
ROYAL BK SCOTLAND GROUP PLC  ADR PFD SER P    780097762     2,044       200,000 SH            SOLE                200,000
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF S    780097739     3,003       276,000 SH            SOLE                276,000
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS R   780097747     6,096       600,000 SH            SOLE                600,000
STANCORP FINL GROUP INC      COM              852891100     7,244       181,000 SH            SOLE                181,000
UNUM GROUP                   COM              91529Y106     7,580       388,300 SH            SOLE                388,300
WEBSTER FINL CORP CONN       COM              947890109    37,681     3,174,513 SH            SOLE              3,174,513
WELLS FARGO & CO NEW         COM              949746101    20,243       750,000 SH            SOLE                750,000